CASH AND BANK BALANCES INCLUDING RESTRICTED CASH.	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [Abstract]
CASH AND BANK BALANCES INCLUDING RESTRICTED CASH
6	CASH AND BANK BALANCES INCLUDING RESTRICTED CASH

	2020	2019
	US$’000	US$’000

Restricted cash, current portion	3,319	3,167
Cash on hand	566	357
Cash at bank	37,376	32,029
Cash and bank balances	41,261	35,553

Less: Restricted cash, current portion	(3,319)	(3,167)
	37,942	32,386
Add: Cash and cash equivalents included in the disposal group held for sale (Note 40) (i)	-	141
Cash and cash equivalents in the statements of cash flows	37,942	32,527

Restricted cash
Classified as:
Current	3,319	3,167
Non-current	9,304	9,611
	12,623	12,778

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amount relating to Unicorn Tanker division disclosed as asset held for sale in 2019 has been included in the respective lines in 2020 in Note 40.

The current portion of the restricted cash represents amounts placed in retention accounts can only be used to fund loan repayments or interest payments. The non-current portion of restricted cash represents debt reserves security deposit required due to the conditions of certain banking facilities and these deposits are not available to finance the Group’s day to day operation
s
.